Assets held for sale and discontinued operations - Summary of Income Statement for discontinued operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of analysis of other comprehensive income by item [line items]
Operating profit	£ 5,431	£ 4,934	£ 4,475
Finance income	380	450	248
Finance costs	(1,705)	(1,807)	(1,712)
Profit before tax	4,182	3,650	3,048
Total profit after tax from discontinued operations	£ 0	76	74
Discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Operating profit		0	0
Finance income		5	17
Finance costs		47	62
Profit before tax		52	79
Tax		(1)	(1)
Profit after tax from discontinued operations		51	78
Gain/(loss) on disposal		25	(4)
Total profit after tax from discontinued operations		£ 76	£ 74